General Information - Capital Product Partners L.P.	12 Months Ended
Dec. 31, 2018
Capital Product Partners, L.P. ("CPLP")
General Information [Line Items]
General Information

1.           General Information

The accompanying combined carve-out financial statements include the subsidiaries of Capital Product Partners L.P. (“CPP”) listed below for all periods presented and are using the historical carrying costs of the assets and the liabilities of these vessel-owning companies from their dates of incorporation. All these companies are incorporated under the laws of the Marshall Islands and Liberia.

Athena SpinCo Inc. (“Athena”), a fully owned subsidiary of CPP, was formed by CPP on November 14, 2018 under the laws of the Republic of the Marshall Islands. On November 27, 2018 CPP agreed to separate its crude and product tanker business by transferring to Athena, among other things, its interest in 25 subsidiaries, each owning one tanker (collectively, the “crude and product tanker business” or the “Company”). The crude and product tanker business comprises 25 tankers consisting of 21 modern medium-range tankers, all of which are classed as IMO II/III vessels, one aframax crude oil tanker and three suezmax crude oil tankers.

The operations of the vessels are managed by Capital Ship Management Corp. (the “Manager” or “CSM”). The Manager, a related party, provides the Company with a wide range of shipping services such as commercial and technical management services.

The Company’s vessels are capable of carrying a wide range of cargoes, including crude oil, refined oil products, such as gasoline, diesel, fuel oil and jet fuel, edible oils and certain chemicals, such as ethanol under short-term voyage charters and medium to long-term time and bareboat charters.

The fully owned subsidiaries of CPP which are included in the Company’s combined carve-out financial statements are:

			Dead
			Weight
	Date of	Name of Vessel	Tonnage	Acquisition
Company	Incorporation	Owned by Subsidiary	(“dwt”)	Date
Shipping Rider Co.	09/16/2003	M/T Atlantas II	36,760	04/4/2007
Centurion Navigation Limited	08/27/2003	M/T Aktoras	36,759	04/4/2007
Polarwind Maritime S.A.	10/10/2003	M/T Agisilaos	36,760	04/4/2007
Carnation Shipping Company	11/10/2003	M/T Arionas	36,725	04/4/2007
Tempest Maritime Inc.	09/12/2003	M/T Aiolos	36,725	04/4/2007
Apollonas Shipping Company	02/10/2004	M/T Avax	47,834	04/4/2007
Iraklitos Shipping Company	02/10/2004	M/T Axios	47,872	04/4/2007
Laredo Maritime Inc.	02/03/2004	M/T Akeraios	47,781	07/13/2007
Adrian Shipholding Inc.	06/22/2004	M/T Alkiviadis	36,721	06/30/2010
Lorenzo Shipmanagement Inc.	05/26/2004	M/T Apostolos	47,782	09/20/2007
Splendor Shipholding S.A.	07/08/2004	M/T Anemos I	47,782	09/28/2007
Sorrel Shipmanagement Inc.	02/07/2006	M/T Alexandros II	51,258	01/29/2008
Wind Dancer Shipping Inc.	02/07/2006	M/T Aristotelis II	51,226	06/17/2008
Belerion Maritime Co.	01/24/2006	M/T Aris II	51,218	08/20/2008
Navarro International S.A.	07/14/2006	M/T Ayrton II	51,260	04/13/2009
Epicurus Shipping Company	02/11/2004	M/T Atrotos	47,786	03/01/2010
Canvey Shipmanagement Co.	03/18/2004	M/T Assos	47,872	08/16/2010
Isiodos Product Carrier S.A.	05/31/2013	M/T Active	50,136	03/31/2015
Titanas Product Carrier S.A.	05/31/2013	M/T Amadeus	50,108	06/30/2015
Filonikis Product Carrier S.A.	05/31/2013	M/T Amor	49,999	10/24/2016
Miltiadis M II Carriers Corp.	04/06/2006	M/T Miltiadis M II	162,397	09/30/2011
Amoureux Carriers Corp.	04/14/2010	M/T Amoureux	149,993	09/30/2011
Aias Carriers Corp.	04/14/2010	M/T Aias	150,393	09/30/2011
Asterias Crude Carrier S.A.	07/13/2015	M/T Aristaios	113,689	01/17/2018
Iason Product Carrier S.A.	08/28/2013	M/T Anikitos	50,082	05/04/2018